Principal subsidiaries - Principal in subsidiaries (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 16, 2022	Dec. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests			$ 1,755	$ 2,107	[1]
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)			66.00%
Proportion of indirect ownership interest in subsidiary		34.00%
Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)			53.00%
Other interest (voting %)			12.00%
Proportion of assets, liabilities, revenues and expenses (ownership %)			0.65
Consrcio De Alumnio Do Maranho
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)			10.00%
Argyle Diamonds Limited | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)			100.00%
Argyle Diamonds Limited | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Argyle Diamonds Limited | Class B
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Dampier Salt Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			68.36%
Group interest (voting %)			68.36%
Other interest (voting %)			31.64%
Energy Resources of Australia Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)			86.33%
Energy Resources of Australia Ltd | Class A And Ordinary Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)			86.33%
Other interest (voting %)			13.67%
Energy Resources of Australia Ltd | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			86.33%
Hamersley Iron Pty Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)			35.00%
North Mining Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
North Mining Limited | Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Rio Tinto Aluminium (Holdings) Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)			60.00%
Attributable to non-controlling interests			$ 1,241	1,230
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)			30.00%
Robe River Mining Co Pty Ltd | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)			73.61%
Other interest (voting %)			26.39%
Robe River Mining Co Pty Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)			40.00%
Robe River Mining Co Pty Ltd | Class B
Disclosure of subsidiaries [line items]
Proportion of class held (%)			76.36%
Rincon Mining Pty Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Rio Tinto do Brasil Ltda. | Quota
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Diavik Diamond Mines (2012) Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests			$ 1,052	946
Iron Ore Company of Canada | Series A , E, And F Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)			58.72%
Other interest (voting %)			41.28%
Iron Ore Company of Canada | Series A
Disclosure of subsidiaries [line items]
Proportion of class held (%)			91.41%
Iron Ore Company of Canada | Series E
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Iron Ore Company of Canada | Series F
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Rio Tinto Alcan Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Rio Tinto Fer et Titane Inc. | Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Rio Tinto Fer et Titane Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Rio Tinto Fer et Titane Inc. | Class B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Simfer Jersey Limited | Simfer InfraCo Guinée S.A.
Disclosure of subsidiaries [line items]
Group interest (voting %)			100.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			53.00%
Group interest (voting %)			53.00%
Other interest (voting %)			47.00%
QIT Madagascar Minerals SA
Disclosure of subsidiaries [line items]
Group interest (voting %)			80.00%
Other interest (voting %)			15.00%
Portion of additional economic interest held through non voting investment			5.00%
Portion of economic interest held through non voting investment			85.00%
Proportion of voting rights held by non-controlling interests			20.00%
Attributable to non-controlling interests			$ 16
QIT Madagascar Minerals SA | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			84.20%
QIT Madagascar Minerals SA | Common Shares And Investment Certificates
Disclosure of subsidiaries [line items]
Group interest (voting %)			79.98%
Other interest (voting %)			20.02%
QIT Madagascar Minerals SA | Investment certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)	66.00%
Attributable to non-controlling interests			$ (558)	$ (207)
Oyu Tolgoi LLC | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			66.00%
Group interest (voting %)			66.00%
Other interest (voting %)			34.00%
Rio Tinto Singapore Holdings Pte Ltd | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Richards Bay Titanium Proprietary Limited And Richards Bay Mining Proprietary Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)			74.00%
Richards Bay Titanium (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (voting %)			74.00%
Other interest (voting %)			26.00%
Richards Bay Titanium (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Titanium (Proprietary) Limited | B Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Titanium (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (voting %)			74.00%
Other interest (voting %)			26.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | B Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Nuton LLC | Unit shares
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
U.S. Borax Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (voting %)			100.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Group interest (voting %)			85.00%
Proportion of indirect ownership interest in subsidiary			45.05%
Simfer InfraCo Guinée S.A.
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary			53.00%
Resolution Copper Mining LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)			55.00%
Other interest (voting %)			45.00%

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.